Additional disclosures on cash flow information and non-cash activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Cash Flow, Supplemental [Line Items]
Income Taxes Paid, Net	$ 54,520		$ 51,047		$ 189,468
Interest Paid	696,631		318,342		388,250
Cash Flow Noncash Investing And Financing Activities Disclosure Abstract
Transfers Of Loans To Other Real Estate Owned	154,358		228,009		294,993
Transfers Of Loans To Other Property	38,958		33,997		25,685
Total loans transferred to foreclosed assets	193,316		262,006		320,678
Transfer Of Portfolio Loans And Leases To Held For Sale 1	2,161,669		448,143		141,378
Transfer Of Loans Held For Sale To Portfolio Loans 1	41,293		27,016		10,325
Noncash Transfer To Securities From Loans Resulting From Securitization	899,604	[1]	1,391,594	[1]	1,330,743	[1]
Trades receivables from brokers and counterparties	66,949		71,680		137,542
Trades Payables To Brokers And Counterparties	2,000		3,576		3,581
Recognition of mortgage servicing rights on securitizations or asset transfers	12,583		19,262		18,495
Loans sold to a joint venture in exchange for an acquisition loan and an equity interest in the join venture	$ 0		$ 194,514		$ 0

[1]	Includes loans securitized into trading securities and subsequently sold before year end.